LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Right-of-use Assets and Operating Lease Liabilities
	December 31,
	2023	2022
Operating lease right-of-use assets, net	$25,486	$26,927

Operating lease liabilities, current	$4,034	$3,720
Operating lease liabilities, non-current	28,475	30,201

Total operating lease liabilities	$32,509	$33,921

Weighted average remaining lease term (years)	8.90	9.95
Weighted average discount rate of operating leases	4.59%	4.55%

Schedule of Operating Lease Costs
	Year ended December 31,
	2023	2022
Operating lease costs	$3,788	$4,455
Variable lease payments	$274	$13
Short term lease costs	$75	$175
Cash paid for operating leases, net of operating cash flows from lease incentives received	$3,072	$(5,314)

Schedule of Minimum Lease Payments Over the Remaining Lease
Year ended December 31,
2024	$4,119
2025	4,453
2026	4,456
2027	4,446
2028 and thereafter	21,976

Total undiscounted lease payments	$39,450

Less: interest	6,941

Present value of lease liabilities	$32,509